CONSOLIDATED BALANCE SHEET (Parenthetical)	Dec. 31, 2019 $ / shares shares
Preferred shares, par value | $ / shares	$ 0.0001
Preferred shares, shares authorized	1,000,000
Preferred shares, shares issued	0
Preferred shares, shares outstanding	0
Common shares, shares authorized	5,250,000
Class A ordinary shares
Shares subject to possible redemption	38,427,853
Shares subject to possible redemption, par value per share | $ / shares	$ 10.00
Common shares, par value | $ / shares	$ 0.0001
Common shares, shares authorized	380,000,000
Common shares, shares issued	1,572,147
Common shares, shares outstanding	1,572,147
Class B ordinary shares
Common shares, par value | $ / shares	$ 0.0001
Common shares, shares authorized	20,000,000
Common shares, shares issued	10,000,000
Common shares, shares outstanding	10,000,000